LAWSUIT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lawsuit Liability
LAWSUIT LIABILITY

8. LAWSUIT LIABILITY

Gordon v. Digital Power Corporation

On or about November 21, 2019, the plaintiff William Gordon filed a complaint against defendant, DPC, alleging wrongful termination and disability discrimination. The arbitration was conducted during October 2022. Aside from the opening and responding trial briefs, the arbitrator requested additional briefing on two subjects, undisclosed principal liability, and disclosed principal liability, both of which were submitted. In May 2023 the arbitrator entered a final award against the Company and in favor of Mr. Gordon in the amount of $1.1 million inclusive of interest, legal fees, administrative fees and expenses. Interest accrues at 10% per annum.

The Company has recorded a lawsuit liability of $1.1 million for this judgement as of September 30, 2025, and December 31, 2024, in the condensed consolidated balance sheets. Interest expense related to liability was $7,000 and $0 for the three months ended September 30, 2025, and 2024, respectively. Interest expense for the nine months ended September 30, 2025, and 2024 was $26,000 and $0, respectively.

9. LAWSUIT LIABILITY

Gordon v. Digital Power Corporation

On or about November 21, 2019, the plaintiff-William Gordon, filed a complaint against defendant, DPC, alleging wrongful termination and disability discrimination. The arbitration was conducted during October 2022. Aside from the opening and responding trial briefs, the arbitrator requested additional briefing on two subjects, undisclosed principal liability, and disclosed principal liability, both of which were submitted. In May 2023 the arbitrator entered a final award against the Company and in favor of Mr. Gordon in the amount of $1.1 million inclusive of interest, legal fees, administrative fees and expenses. Interest accrues at 10% per annum.

The Company has recorded a lawsuit liability of $1.1 million for this judgement as of December 31, 2024, and 2023 in the consolidated balance sheets. Interest expense related to the liability was $56,000 for the year ended December 31, 2024.